091-18288 SEC
Mail Processing Section
JAN 22 2015
Washington DC
404

15000072

For Internal Use Only
Sec File No. 9-

RECEIVED
2015 JAN 22 PM 12:04
SEC / TM

Submit 1 Original and 9 Copies

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**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

## Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   **NASDAQ OMX PHLX LLC (traded pursuant to unlisted trading privileges)**
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   **Open End Management Investment Company**
3. Class of New Derivative Securities Product:
   **Exchange Traded Fund**
4. Name of Underlying Instrument:
   **S&P 500 Index**
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   **Broad-based**
6. Ticker Symbol(s) of New Derivative Securities Product:
   **LLSP**
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   **Listed on: CME Group, NASDAQ Stock Market LLC, NYSE**
8. Position Limits of New Derivative Securities Product (if applicable):
   **Regular way trades settle on T + 3 (cash settled)**
9. Position Limits of New Derivative Securities Product (if applicable):
   **N/A**

## Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
**Joan Conley**

Title:
**Secretary**

Telephone Number:
**301-978-8735**

Manual Signature of Official Responsible for Form:

Date: **January 08, 2015**

JAN 22 2015

SEC 2449 (6-01)